Commitments (Tables)	12 Months Ended
Mar. 30, 2019
Commitments and Contingencies Disclosure [Abstract]
Minimum Future Payments Under Leases
Future minimum lease payments for the next five years and thereafter are as follows (in thousands):

Year ending March:
2020	$10,231
2021	13,144
2022	12,905
2023	12,795
2024	12,401
Thereafter	69,245
$130,721